Consolidated Balance Sheets (USD $)	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2010
Current Assets
Cash and Cash Equivalents, at Carrying Value	$ 28,855	$ 8,354	$ 7,984
Accounts receivable	350
Prepaid expenses and deposits	8,675	5,836
Total Current Assets	37,880	14,190	7,984
Long-Term Assets
Fixed Assets
Long Term Deposits	16,000
Total Long-Term Assets
Total Assets	53,880	14,190	7,984
Current Liabilities
Accounts payable	29,610	238
Due to related parties		1,117	117
Total Current Liabilities	29,610	1,355	117
Notes Payable	20,000
Total Liabilities	49,610	1,355	117
STOCKHOLDERS’ EQUITY
Common Stock: Authorized: 200,000,000 common shares as of April 30, 2012 and 75,000,000 as of December 31, 2012 with a par value of $0.001 per share; Issued and outstanding: 76,333,334 and 156,000,000 common shares (8,000,000 as of July 31, 2010), respectively	76,633	156,000	8,000
Common Stock Subscribed	25,000
Subscription receivable	(10,000)
Additional Paid-in Capital	347,984	(124,000)
Accumulated deficit during the development stage	(435,347)	(19,165)	(133)
Total Stockholders’ equity	4,270	12,835	7,867
Total Liabilities and Stockholders’ Equity	$ 53,880	$ 14,190	$ 7,984